State Street SPDR Bloomberg 3-12 Month T-Bill ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
State Street SPDR Bloomberg 3-12 Month T-Bill ETF | State Street SPDR Bloomberg 3-12 Month T-Bill ETF
Prospectus [Line Items]
Annual Return [Percent]	5.20%	4.96%	0.85%	(0.08%)